Derivative Financial Instruments and Credit Risk	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Credit Risk
NOTE 16. DERIVATIVE FINANCIAL INSTRUMENTS AND CREDIT RISK
Derivative financial instruments
All derivatives are recorded as assets or liabilities in the Consolidated Balance Sheets at their respective fair values. For derivatives designated as cash flow hedges, the unrealized gain or loss related to the derivatives is recorded in Other comprehensive income (loss) until the hedged transaction affects earnings. The Company assesses at inception of the hedge whether the derivative in the hedging transaction will be highly effective in offsetting changes in cash flows of the hedged item. Changes in the fair value of derivatives that do not meet the criteria for designation as a hedge are recognized in earnings.

Foreign Exchange:
The Company manufactures and sells products in a number of countries throughout the world and, as a result, the Company is exposed to movements in foreign currency exchange rates. The Company’s major foreign currency exposures involve the markets in Western Europe, South America and Asia. Some sales and purchase contracts contain embedded derivatives due to the nature of doing business in certain jurisdictions, which the Company takes into consideration as part of its risk management policy. The purpose of foreign currency hedging activities is to manage the economic impact of exchange rate volatility associated with anticipated foreign currency purchases and sales made in the normal course of business. The Company primarily utilizes forward foreign exchange contracts with maturities of less than one year in managing this foreign exchange rate risk. The Company has not designated these forward foreign exchange contracts, which had a notional value at December 31, 2023 of $520.9 million, as hedges and therefore does not apply hedge accounting.
The fair values of our foreign currency and commodity derivative assets are recorded within other current assets and other assets, and the fair values of foreign currency and commodity derivative liabilities are recorded within other current liabilities and other liabilities. The following table presents the fair value of foreign currency derivatives and embedded derivatives included within the Balance Sheet:

	As of December 31, 2023		As of December 31, 2022		As of December 31, 2021
(In millions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Total	$13.6	$3.0	$4.5	$7.2	$10.6	$9.4

A master netting arrangement allows counterparties to net settle amounts owed to each other as a result of separate offsetting derivative transactions. The Company enters into master netting arrangements with its counterparties when possible to mitigate credit risk in derivative transactions by permitting it to net settle for transactions with the same counterparty. However, the Company does not net settle with such counterparties. As a result, the Company presents derivatives at their gross fair values in the Consolidated Balance Sheets.
As of December 31, 2023 and 2022, information related to these offsetting arrangements was as follows:

(In millions)	As of December 31, 2023
Offsetting of Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$25.8	$—	$25.8	$(2.3)	$23.5

Offsetting of Liabilities	As of December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$2.3	$—	$2.3	$(2.3)	$—

(In millions)	As of December 31, 2022
Offsetting of Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$33.0	$—	$33.0	$(3.0)	$30.0

Offsetting of Liabilities	As of December 31, 2022
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$7.3	$—	$7.3	$(3.0)	$4.3

(In millions)	As of December 31, 2021
Offsetting of Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$17.5	$—	$17.5	$(7.3)	$10.2

Offsetting of Liabilities	As of December 31, 2021
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$9.1	$—	$9.1	$(7.3)	$1.8

The following table presents the location and amount of the loss on foreign currency derivatives and on the remeasurement of assets and liabilities denominated in foreign currencies, as well as the net impact recognized in the Consolidated Statements of Income:

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Income
(In millions)		2023	2022	2021
Foreign exchange contracts	Revenue	$2.0	$(7.4)	$(1.1)
Foreign exchange contracts	Cost of sales	(0.2)	(3.7)	(0.1)
Foreign exchange contracts	Selling, general and administrative expense	0.4	2.2	1.0
Commodity contracts	Income from discontinued operations	—	(0.7)	—

Total		$2.2	$(9.6)	$(0.2)
Remeasurement of assets and liabilities in foreign currencies		(1.6)	9.3	(0.8)

Net gain (loss)		$0.6	$(0.3)	$(1.0)

Interest Rates
: The Company has entered into four interest rate swaps executed in March 2020 with a combined notional amount of $200 million expiring in April 2025, and one interest rate swap executed in May 2020 with a notional amount of $50 million expiring in May 2025. These interest rate swaps fix the interest rate applicable to certain of the Company’s variable-rate debt. The agreements swap one-month
SOFR for fixed rates. The Company has designated these swaps as cash flow hedges and all changes in fair value of the swaps are recognized in accumulated other comprehensive income (loss).
At December 31, 2023, the fair value of these derivatives designated as cash flow hedges is recorded in the Consolidated Balance Sheet as other assets of $12.3 million and as accumulated other comprehensive income, net of tax, of $9.2 million. At December 31, 2022, the fair value of these derivatives designated as cash flow hedges is recorded in the Consolidated Balance Sheet as other assets of $19.9 million and as accumulated other comprehensive income, net of tax, of $14.8 million. At December 31, 2021, the fair value of these derivatives designated as cash flow hedges is recorded in the Consolidated Balance Sheet as other assets of $2.4 million and as accumulated other comprehensive income, net of tax, of $1.7 million.
Net Investment:
In July 2018, the Company entered into cross currency swap agreements that synthetically swap $116.4 million of fixed rate debt to Euro denominated fixed rate debt. The agreements were designated as net investment hedges for accounting purposes. Accordingly, the gains or losses on these derivative instruments were included in the foreign currency translation component of other comprehensive income. The agreements matured in July 2023 resulting in cash proceeds and a gain of $5.8 million that is recognized in Accumulated other comprehensive loss on the Consolidated Balance Sheet as of December 31, 2023. Coupons received for the cross currency swaps are excluded from the net investment hedge effectiveness assessment and are recorded in interest expense on the Consolidated Statements of Income. Coupon interest from cross currency swap agreements recorded in interest expense is $1.5 million, $2.9 million, and $2.9 million for the years ended December 31, 2023, 2022, and 2021, respectively.

At December 31, 2022, the fair value of these derivatives designated as net investment hedges is recorded in the Consolidated Balance Sheet as other current assets of $9.9 million and as accumulated other comprehensive income, net of tax, of $7.3 million. At December 31, 2021, the fair value of these derivatives designated as net investment hedges is recorded in the Consolidated Balance Sheet as other assets of $5.5 million and as accumulated other comprehensive income, net of tax, of $4.1 million.
Refer to Note 17. Fair Value of Financial Instruments, for a description of how the values of the above financial instruments are determined.
Credit risk
By their nature, financial instruments involve risk including credit risk for non-performance
by counterparties. Financial instruments that potentially subject the Company to credit risk primarily consist of trade receivables and derivative contracts. The Company manages the credit risk on financial instruments by transacting only with financially secure counterparties, requiring credit approvals and establishing credit limits, and monitoring counterparties’ financial condition. The Company’s maximum exposure to credit loss in the event of non-performance
by the counterparty, for all receivables and derivative contracts as of December 31, 2023, is limited to the amount outstanding on the financial instrument. Allowances for losses are established based on collectability assessments. Refer to Note 1. Summary of Significant Accounting Policies for a description of how allowance for credit loss is determined on financial assets measured at amortized cost, which includes Trade receivables, Contract assets, and non-current
receivables.